As filed with the U.S. Securities and Exchange Commission on December 15, 2011

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 633	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 633

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.

WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.

787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

Continuous

(December 15, 2011)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares FTSE China 25 Index Fund

iShares FTSE China (HK Listed) Index Fund

iShares FTSE Developed Small Cap ex-North America Index Fund

iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund

iShares MSCI ACWI ex US Energy Sector Index Fund

iShares MSCI ACWI ex US Financials Sector Index Fund

iShares MSCI ACWI ex US Health Care Sector Index Fund

iShares MSCI ACWI ex US Index Fund

iShares MSCI ACWI ex US Industrials Sector Index Fund

iShares MSCI ACWI ex US Information Technology Sector Index Fund

iShares MSCI ACWI ex US Materials Sector Index Fund

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

iShares MSCI ACWI ex US Utilities Sector Index Fund

iShares MSCI ACWI Index Fund

iShares MSCI All Country Asia ex Japan Index Fund

iShares MSCI EAFE Growth Index Fund

iShares MSCI EAFE Index Fund

iShares MSCI EAFE Small Cap Index Fund

iShares MSCI EAFE Value Index Fund

iShares MSCI Emerging Markets Financials Sector Index Fund

iShares MSCI Emerging Markets Materials Sector Index Fund

iShares MSCI Europe Financials Sector Index Fund

iShares MSCI Far East Financials Sector Index Fund

iShares MSCI Kokusai Index Fund

iShares NYSE 100 Index Fund

iShares NYSE Composite Index Fund

iShares PHLX SOX Semiconductor Sector Index Fund

iShares S&P North American Natural Resources Sector Index Fund

iShares S&P North American Technology Sector Index Fund

iShares S&P North American Technology-Multimedia Networking Index Fund

iShares S&P North American Technology-Software Index Fund

iShares S&P Target Date Retirement Income Index Fund

iShares S&P Target Date 2010 Index Fund

iShares S&P Target Date 2015 Index Fund

iShares S&P Target Date 2020 Index Fund

iShares S&P Target Date 2025 Index Fund

iShares S&P Target Date 2030 Index Fund

iShares S&P Target Date 2035 Index Fund

iShares S&P Target Date 2040 Index Fund

iShares S&P Target Date 2045 Index Fund

iShares S&P Target Date 2050 Index Fund

iShares S&P Conservative Allocation Fund

iShares S&P Moderate Allocation Fund

iShares S&P Growth Allocation Fund

iShares S&P Aggressive Allocation Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 633 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of December 2011.

iShares Trust

By:
Michael Latham*
President and Trustee
Date:	December 15, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 633 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Trustee Date: December 15, 2011

John E. Martinez*
Trustee Date: December 15, 2011

George G. C. Parker*
Trustee Date: December 15, 2011

Cecilia H. Herbert*
Trustee Date: December 15, 2011

Charles A. Hurty*
Trustee Date: December 15, 2011

John E. Kerrigan*
Trustee Date: December 15, 2011

Robert H. Silver*
Trustee Date: December 15, 2011

Robert S. Kapito*
Trustee Date: December 15, 2011

Madhav V. Rajan*
Trustee Date: December 15, 2011

/s/ Jack Gee
Jack Gee
Treasurer Date: December 15, 2011

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact Date: December 15, 2011

*	Powers of Attorney, each dated June 23, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 561.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase